UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
FPA Queens Road Small Cap Value Fund
Advisor Class/QRSAX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	$47	0.87%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$862,928,659
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
InterDigital, Inc.	5.1%
Sprouts Farmers Market, Inc.	5.0%
ServisFirst Bancshares, Inc.	4.2%
TD SYNNEX Corp.	3.9%
Fabrinet	3.6%
Axos Financial, Inc.	3.6%
RLI Corp.	3.3%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
UGI Corp.	2.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

FPA Queens Road Small Cap Value Fund
Institutional Class/QRSIX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	$42	0.79%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$862,928,659
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
InterDigital, Inc.	5.1%
Sprouts Farmers Market, Inc.	5.0%
ServisFirst Bancshares, Inc.	4.2%
TD SYNNEX Corp.	3.9%
Fabrinet	3.6%
Axos Financial, Inc.	3.6%
RLI Corp.	3.3%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
UGI Corp.	2.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

FPA Queens Road Small Cap Value Fund
Investor Class/QRSVX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	$51	0.95%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$862,928,659
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
InterDigital, Inc.	5.1%
Sprouts Farmers Market, Inc.	5.0%
ServisFirst Bancshares, Inc.	4.2%
TD SYNNEX Corp.	3.9%
Fabrinet	3.6%
Axos Financial, Inc.	3.6%
RLI Corp.	3.3%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
UGI Corp.	2.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Queens Road Value Fund
QRVLX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FPA Queens Road Value Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-value-fund. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Value Fund (QRVLX)	$34	0.65%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,417,956
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Trane Technologies PLC	7.5%
Oracle Corp.	6.7%
Eaton Corp. PLC	6.7%
Ameriprise Financial, Inc.	6.1%
American Express Co.	5.9%
Fiserv, Inc.	4.7%
General Dynamics Corp.	4.1%
JPMorgan Chase & Co.	4.0%
Berkshire Hathaway, Inc. - Class A	3.8%
Pfizer, Inc.	3.5%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/fpa-queens-value-fund. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Queens Road Small Cap Value Fund

(Investor Class: QRSVX)

(Institutional Class: QRSIX)

(Advisor Class: QRSAX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

NOVEMBER 30, 2024

FPA Queens Road Small Cap Value Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights
Investor Class	7
Institutional Class	8
Advisor Class	9
Notes to Financial Statements	10

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Queens Road Small Cap Value Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.7%
	AEROSPACE & DEFENSE — 0.7%
93,372	Ducommun, Inc.*	$6,255,924
	APPAREL & TEXTILE PRODUCTS — 4.9%
31,182	Deckers Outdoor Corp.*	6,110,425
656,882	Levi Strauss & Co.	11,469,160
231,226	PVH Corp.	25,057,961
		42,637,546
	ASSET MANAGEMENT — 1.2%
185,915	Brookfield Asset Management Ltd.	10,626,901
	BANKING — 7.9%
373,282	Axos Financial, Inc.*	30,926,414
21,398	Five Star Bancorp	705,064
384,754	ServisFirst Bancshares, Inc.	36,851,738
		68,483,216
	CHEMICALS — 0.9%
1,218,658	Arcadium Lithium PLC*	6,397,954
95,925	Mativ Holdings, Inc.	1,261,414
		7,659,368
	COMMERCIAL SUPPORT SERVICES — 0.3%
12,712	UniFirst Corp.	2,553,459
	CONSTRUCTION MATERIALS — 1.8%
40,921	Knife River Corp.*	4,235,323
557,919	MDU Resources Group, Inc.	11,180,697
		15,416,020
	CONSUMER SERVICES — 1.5%
362,083	Upbound Group, Inc.	12,452,034
	CONTAINERS & PACKAGING — 1.0%
272,999	Graphic Packaging Holding Co.	8,214,540
	ELECTRICAL EQUIPMENT — 0.4%
13,742	Littelfuse, Inc.	3,389,739
	ENGINEERING & CONSTRUCTION — 1.0%
139,479	Everus Construction Group, Inc.*	8,879,233
	FOOD — 2.1%
304,666	Darling Ingredients, Inc.*	12,348,113
174,987	TreeHouse Foods, Inc.*	6,009,054
		18,357,167
	GAS & WATER UTILITIES — 4.7%
321,890	New Jersey Resources Corp.	16,603,086
782,135	UGI Corp.	23,753,440
		40,356,526

FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.3%
102,635	L B Foster Co. - Class A*	$2,948,704
	INDUSTRIAL SUPPORT SERVICES — 3.3%
258,539	MSC Industrial Direct Co., Inc. - Class A	22,203,330
55,401	VSE Corp.	6,496,321
		28,699,651
	INSURANCE — 9.8%
514,304	CNO Financial Group, Inc.	20,520,730
62,211	Enstar Group Ltd.*	20,199,912
365,798	Horace Mann Educators Corp.	15,315,962
160,450	RLI Corp.	28,223,155
		84,259,759
	INTERNET MEDIA & SERVICES — 2.1%
386,082	IAC, Inc.*	18,273,261
	MACHINERY — 8.2%
85,293	AGCO Corp.	8,632,505
26,100	CSW Industrials, Inc.	11,024,379
81,171	Graco, Inc.	7,393,055
154,267	John Bean Technologies Corp.	19,440,727
215,640	Oshkosh Corp.	24,498,860
		70,989,526
	PUBLISHING & BROADCASTING — 1.1%
354,433	Scholastic Corp.	9,349,943
	REIT — 0.9%
393,071	Equity Commonwealth*	7,995,064
	RETAIL - CONSUMER STAPLES — 5.0%
276,885	Sprouts Farmers Market, Inc.*	42,773,195
	RETAIL - DISCRETIONARY — 2.0%
423,013	Advance Auto Parts, Inc.	17,491,588
	SEMICONDUCTORS — 4.4%
136,153	Qorvo, Inc.*	9,401,365
132,326	Synaptics, Inc.*	10,617,838
937,051	Vishay Intertechnology, Inc.	17,897,674
		37,916,877
	SOFTWARE — 1.0%
189,995	Concentrix Corp.	8,540,275
	SPECIALTY FINANCE — 2.6%
850,202	MGIC Investment Corp.	22,326,304
	TECHNOLOGY HARDWARE — 14.8%
154,675	Arrow Electronics, Inc.*	18,585,748
132,415	Fabrinet*	31,061,911

FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY HARDWARE (Continued)
224,116	InterDigital, Inc.	$43,917,771
284,230	TD SYNNEX Corp.	33,820,528
		127,385,958
	TECHNOLOGY SERVICES — 4.2%
363,213	CSG Systems International, Inc.	19,907,704
130,571	Science Applications International Corp.	16,223,447
		36,131,151
	WHOLESALE - DISCRETIONARY — 1.6%
477,328	G-III Apparel Group Ltd.*	14,143,229
	TOTAL COMMON STOCKS
	(Cost $522,111,012)	774,506,158
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
6,085	WESCO International, Inc., 10.625%(a),(b)	158,636
	TOTAL PREFERRED STOCKS
	(Cost $161,253)	158,636
	SHORT-TERM INVESTMENTS — 11.4%
	MONEY MARKET INVESTMENTS — 11.4%
98,126,375	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.51%(c)	98,126,375
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $98,126,375)	98,126,375
	TOTAL INVESTMENTS — 101.1%
	(Cost $620,398,640)	872,791,169
	Liabilities in Excess of Other Assets — (1.1)%	(9,862,510)
	TOTAL NET ASSETS — 100.0%	$862,928,659

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
(a)	Perpetual security. Maturity date is not applicable.
(b)	Variable rate security.
(c)	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $620,398,640)	$872,791,169
Receivables:
Fund shares sold	415,163
Dividends and interest	1,202,513
Prepaid expenses	37,949
Total assets	874,446,794

Liabilities:
Payables:
Investment securities purchased	10,624,065
Fund shares redeemed	236,216
Advisory fees	445,642
Shareholder servicing fees (Note 7)	85,605
Fund services fees	38,251
Registration fees	27,175
Shareholder reporting fees	23,991
Legal fees	10,897
Trustees' fees and expenses	5,271
Auditing fees	4,350
Trustees' deferred compensation (Note 3)	3,458
Chief Compliance Officer fees	2,392
Accrued other expenses	10,822
Total liabilities	11,518,135
Net Assets	$862,928,659

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$556,874,512
Total distributable earnings (accumulated deficit)	306,054,147
Net Assets	$862,928,659

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$99,236,252
Shares of beneficial interest issued and outstanding	2,274,631
Redemption price per share	$43.63

Institutional Class Shares:
Net assets applicable to shares outstanding	$730,530,267
Shares of beneficial interest issued and outstanding	16,742,244
Redemption price per share	$43.63

Advisor Class Shares:
Net assets applicable to shares outstanding	$33,162,140
Shares of beneficial interest issued and outstanding	761,877
Redemption price per share	$43.53

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2024 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $21,194)	$5,214,399
Interest	1,895,684
Total investment income	7,110,083

Expenses:
Advisory fees	2,472,479
Shareholder servicing fees - Investor Class (Note 7)	100,766
Shareholder servicing fees - Institutional Class (Note 7)	221,662
Shareholder servicing fees - Advisor Class (Note 7)	25,067
Fund services fees	85,796
Shareholder reporting fees	30,308
Miscellaneous	29,684
Registration fees	26,448
Trustees' fees and expenses	19,697
Legal fees	18,625
Redemption liquidity service	12,927
Auditing fees	8,700
Insurance fees	5,649
Chief Compliance Officer fees	4,131
Total expenses	3,061,939
Net investment income (loss)	4,048,144

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,465,737
In-kind redemptions	7,020,034
Total realized gain (loss)	19,485,771
Net change in unrealized appreciation (depreciation) on:
Investments	77,989,614
Net change in unrealized appreciation (depreciation)	77,989,614
Net realized and unrealized gain (loss)	97,475,385

Net Increase (Decrease) in Net Assets from Operations	$101,523,529

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,048,144	$5,968,248
Total realized gain (loss) on investments	19,485,771	37,167,137
Net change in unrealized appreciation (depreciation) on investments	77,989,614	82,999,731
Net increase (decrease) in net assets resulting from operations	101,523,529	126,135,116

Distributions to Shareholders:
Distributions:
Investor Class	-	(2,073,842)
Institutional Class	-	(15,149,770)
Advisor Class	-	(1,349,927)
Total distributions to shareholders	-	(18,573,539)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	14,050,983	18,009,679
Institutional Class	75,205,028	192,213,646
Advisor Class	6,112,153	13,770,165
Reinvestment of distributions:
Investor Class	-	2,067,197
Institutional Class	-	12,983,852
Advisor Class	-	1,333,233
Cost of shares redeemed:
Investor Class	(9,272,765)	(23,816,357)
Institutional Class	(31,085,856)	(57,588,989)
Advisor Class	(18,544,076)	(25,536,114)
Net increase (decrease) in net assets from capital transactions	36,465,467	133,436,312
Total increase (decrease) in net assets	137,988,996	240,997,889

Net Assets:
Beginning of period	724,939,663	483,941,774
End of period	$862,928,659	$724,939,663

Capital Share Transactions:
Shares sold:
Investor Class	353,819	506,711
Institutional Class	1,879,876	5,483,828
Advisor Class	156,948	388,226
Shares reinvested:
Investor Class	-	55,931
Institutional Class	-	351,771
Advisor Class	-	36,160
Shares redeemed:
Investor Class	(235,690)	(673,274)
Institutional Class	(793,973)	(1,632,497)
Advisor Class	(475,573)	(701,696)
Net increase (decrease) in capital share transactions	885,407	3,815,160

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2024	For the Year Ended May 31,
	(Unaudited)	2024	2023[1]	2022[1]	2021[1]	2020[2]
Net asset value, beginning of period	$38.40	$32.12	$34.03	$35.52	$23.22	$23.61

Income from Investment Operations:
Net investment income (loss)[3]	0.18	0.27	0.31	0.07	0.06	0.03
Net realized and unrealized gain (loss)	5.05	6.96	(1.54)	(0.95)	12.34	0.55
Total from investment operations	5.23	7.23	(1.23)	(0.88)	12.40	0.58

Less Distributions:
From net investment income	-	(0.44)	-	-	(0.09)	(0.01)
From net realized gain	-	(0.51)	(0.68)	(0.61)	(0.01)	(0.96)
Total distributions	-	(0.95)	(0.68)	(0.61)	(0.10)	(0.97)
Net asset value, end of period	$43.63	$38.40	$32.12	$34.03	$35.52	$23.22

Total return[4]	13.62%[5]	22.62%	(3.63)%	(2.52)%	53.51%	1.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99,236	$82,801	$72,820	$82,461	$193,922	$127,037

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.95%[6]	0.98%	1.00%	1.00%	1.11%	1.18%
After fees waived and expenses absorbed	0.95%[6]	0.98%	1.00%	1.00%	1.09%[7]	1.18%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.94%[6]	0.77%	0.95%	0.21%	0.22%	0.10%
After fees waived and expenses absorbed	0.94%[6]	0.77%	0.95%	0.21%	0.20%	0.10%

Portfolio turnover rate	6%[5]	19%	13%	10%	15%	24%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Cohen & Company, Ltd.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Effective November 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.04%. Prior to November 1, 2020, the Fund had a unitary fee structure that limited annual operating expenses to 1.18%.

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2024	For the Year Ended May 31,			For the Period Ended May 31,
	(Unaudited)	2024	2023[1]	2022[1]	2021[1,2]
Net asset value, beginning of period	$38.37	$32.10	$33.99	$35.52	$28.16

Income from Investment Operations:
Net investment income (loss)[3]	0.22	0.34	0.37	0.13	0.02
Net realized and unrealized gain (loss)	5.04	6.95	(1.54)	(0.94)	7.44
Total from investment operations	5.26	7.29	(1.17)	(0.81)	7.46

Less Distributions:
From net investment income	-	(0.51)	(0.04)	(0.11)	(0.09)
From net realized gain	-	(0.51)	(0.68)	(0.61)	(0.01)
Total distributions	-	(1.02)	(0.72)	(0.72)	(0.10)
Redemption fee proceeds	-	-	-	-	-
Net asset value, end of period	$43.63	$38.37	$32.10	$33.99	$35.52

Total return[4]	13.71%[5]	22.82%	(3.44)%	(2.34)%	26.59%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$730,530	$600,743	$367,607	$376,221	$301,941

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.79%[6]	0.79%	0.81%	0.83%	0.91%[6]
After fees waived and expenses absorbed	0.79%[6]	0.79%	0.81%	0.83%	0.89%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.10%[6]	0.97%	1.14%	0.38%	0.08%[6]
After fees waived and expenses absorbed	1.10%[6]	0.97%	1.14%	0.38%	0.10%[6]

Portfolio turnover rate	6%[5]	19%	13%	10%	15%[5]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Institutional Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2024	For the Year Ended May 31,			For the Period Ended May 31,
	(Unaudited)	2024	2023[1]	2022[1]	2021[1,2]
Net asset value, beginning of period	$38.31	$32.05	$33.94	$35.52	$28.16

Income from Investment Operations:
Net investment income (loss) [3]	0.20	0.30	0.34	0.10	0.02
Net realized and unrealized gain (loss)	5.02	6.94	(1.54)	(0.95)	7.44
Total from investment operations	5.22	7.24	(1.20)	(0.85)	7.46

Less Distributions:
From net investment income	-	(0.47)	(0.01)	(0.12)	(0.09)
From net realized gain	-	(0.51)	(0.68)	(0.61)	(0.01)
Total distributions	-	(0.98)	(0.69)	(0.73)	(0.10)
Net asset value, end of period	$43.53	$38.31	$32.05	$33.94	$35.52

Total return[4]	13.63%[5]	22.69%	(3.56)%	(2.46)%	26.58%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,162	$41,396	$43,514	$39,219	$724

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.87%[6]	0.90%	0.93%	0.93%	0.90%[6]
After fees waived and expenses absorbed	0.87%[6]	0.90%	0.93%	0.93%	0.90%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.02%[6]	0.85%	1.04%	0.28%	0.10%[6]
After fees waived and expenses absorbed	1.02%[6]	0.85%	1.04%	0.28%	0.10%[6]

Portfolio turnover rate	6%[5]	19%	13%	10%	15%[5]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Advisor Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited)

Note 1 – Organization

FPA Queens Road Small Cap Value Fund (the “Fund”) is a diversified series of Investment Managers Series Trust III (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital growth. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since November 1, 2020.

On July 28, 2023, the Fund acquired the assets and assumed the liabilities of FPA Queens Road Small Cap Value Fund, a series of Bragg Capital Trust, (the “Predecessor Fund”) in a tax-free reorganization pursuant to the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trust’s Board and by the Predecessor Fund’s Board on May 8, 2023. The tax-free reorganization was accomplished on July 28, 2023. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value as noted below:

Shares Issued		Net Assets
Investor Class	2,273,407	$80,361,287
Institutional Class	11,451,635	$404,622,337
Advisor Class	1,384,548	$48,836,652

The net unrealized appreciation of investments transferred was $138,240,430 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of November 30, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income annually and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(f) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million and 0.65% of the Fund’s average daily net assets in excess of $50 million. The Adviser engages Bragg Financial Advisors, Inc. (the “Sub-Adviser”) to manage the Fund and pays the Sub-Adviser from its advisory fees.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any interests, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) do not exceed 1.04%, 0.89% and 0.99% for Investor Class, Institutional Class, and Advisor Class shares, respectively, through July 27, 2024. These fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limit. For the six months ended November 30, 2024, the Adviser did not waive or reimburse expenses of the Fund. As of November 30, 2024, there are no expenses subject to recapture.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended November 30, 2024 are reported on the Statement of Operations.

UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, serves as the Fund’s distributor. The Adviser paid the fees for the Fund’s distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six months ended November 30, 2024, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

On December 26, 2023, the Fund's Board of Trustees approved to adopt a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2024 are reported on the Statement of Operations.

Note 4 – ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. This fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in-kind policies described under “Other Shareholder Services” below. The Fund’s Board of Trustees has approved the Fund’s use of the ReFlow program.  During the six months ended November 30, 2024, the fees associated with ReFlow are disclosed in the Statement of Operations within redemption liquidity service fees.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

Note 5 – Federal Income Taxes

At November 30, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$621,478,860

Gross unrealized appreciation	$287,634,508
Gross unrealized depreciation	(36,322,199)

Net unrealized appreciation/(depreciation)	$251,312,309

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 6 – Investment Transactions

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term investments, were $68,673,910 and $41,464,749, respectively.

Note 7 – Shareholder Servicing Plan

On April 16, 2024, the Board of Trustees (the “Board”) approved a Shareholder Service Plan. Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.25%, 0.10%, and 0.15% of its average daily net assets attributable to Investor Class, Institutional Class, and Advisor Class shares of the Fund, respectively. The adoption of the Shareholder Service Plan does not constitute a change to the current fees being paid by Fund shareholders. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the six months ended November 30, 2024, the Fund’s shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Common Stocks*	$774,506,158	$-	$-	$774,506,158
Preferred Stocks*	158,636	-	-	158,636
Short-Term Investments	98,126,375	-	-	98,126,375
Total	$872,791,169	$-	$-	$872,791,169

*	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 investments. See Schedule of Investments for industry categories.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended November 30, 2024.

The Fund did not hold derivatives as of November 30, 2024.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

Note 11 – New Accounting Pronouncements

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and exchange-traded funds (“ETFs”) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Certain information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Effective on or about December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC will complete its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor will change its name to Distribution Services, LLC.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

FPA Queens Road Value Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

NOVEMBER 30, 2024

FPA Queens Road Value Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Queens Road Value Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA Queens Road Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.7%
	AEROSPACE & DEFENSE — 5.5%
8,000	General Dynamics Corp.	$2,272,080
6,600	RTX Corp.	804,078
		3,076,158
	ASSET MANAGEMENT — 7.8%
6,000	Ameriprise Financial, Inc.	3,443,820
7,900	T. Rowe Price Group, Inc.	978,336
		4,422,156
	BANKING — 4.0%
9,000	JPMorgan Chase & Co.	2,247,480
	BIOTECH & PHARMA — 6.0%
13,820	Merck & Co., Inc.	1,404,665
76,000	Pfizer, Inc.	1,991,960
		3,396,625
	DIVERSIFIED INDUSTRIALS — 7.5%
3,600	3M Co.	480,708
10,000	Eaton Corp. PLC	3,754,200
		4,234,908
	ELECTRICAL EQUIPMENT — 8.4%
3,400	Allegion PLC	478,856
10,200	Trane Technologies PLC	4,245,444
		4,724,300
	ENTERTAINMENT CONTENT — 1.1%
5,151	Walt Disney Co.	605,088
	FOOD — 4.2%
10,000	Hershey Co.	1,761,300
9,000	Mondelez International, Inc. - Class A	584,550
		2,345,850
	HEALTH CARE FACILITIES & SVCS — 6.4%
30,000	Centene Corp.*	1,800,000
4,500	Elevance Health, Inc.	1,831,320
		3,631,320
	INSTITUTIONAL FINANCIAL SVCS — 2.1%
14,500	Bank of New York Mellon Corp.	1,187,115
	INSURANCE — 6.1%
3	Berkshire Hathaway, Inc. - Class A*	2,172,120
10,000	Prudential Financial, Inc.	1,294,100
		3,466,220
	LEISURE FACILITIES & SERVICES — 2.2%
4,225	McDonald's Corp.	1,250,642

1

FPA Queens Road Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY — 1.7%
9,000	Ingersoll Rand, Inc.	$937,530
	MEDICAL EQUIPMENT & DEVICES — 2.8%
6,300	Danaher Corp.	1,510,047
900	Solventum Corp.*	64,359
		1,574,406
	SEMICONDUCTORS — 1.1%
26,000	Intel Corp.	625,300
	SOFTWARE — 6.7%
20,395	Oracle Corp.	3,769,812
	SPECIALTY FINANCE — 5.9%
11,000	American Express Co.	3,351,480
	TECHNOLOGY HARDWARE — 2.2%
20,700	Cisco Systems, Inc.	1,225,647
	TECHNOLOGY SERVICES — 4.7%
12,000	Fiserv, Inc.*	2,651,520
	TRANSPORTATION & LOGISTICS — 1.3%
3,000	Union Pacific Corp.	733,980
	TOTAL COMMON STOCKS
	(Cost $16,111,348)	49,457,537
	SHORT-TERM INVESTMENTS — 12.3%
	MONEY MARKET INVESTMENTS — 12.3%
6,958,776	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.51%(a)	6,958,776
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,958,776)	6,958,776
	TOTAL INVESTMENTS — 100.0%
	(Cost $23,070,124)	56,416,313
	Other Assets in Excess of Liabilities — 0.0%	1,643
	TOTAL NET ASSETS — 100.0%	$56,417,956

PLC – Public Limited Company

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

FPA Queens Road Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $23,070,124)	$56,416,313
Receivables:
Fund shares sold	12,436
Dividends and interest	89,505
Prepaid expenses	6,124
Total assets	56,524,378

Liabilities:
Payables:
Advisory fees	12,008
Shareholder servicing fees (Note 7)	16,075
Fund services fees	12,994
Registration fees	23,725
Shareholder reporting fees	19,775
Legal fees	7,684
Auditing fees	5,263
Trustees' deferred compensation (Note 3)	1,923
Chief Compliance Officer fees	1,521
Trustees' fees and expenses	810
Accrued other expenses	4,644
Total liabilities	106,422
Commitments and contingencies (Note 3)
Net Assets	$56,417,956

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$21,303,569
Total distributable earnings (accumulated deficit)	35,114,387
Net Assets	$56,417,956
Number of shares issued and outstanding	1,650,225
Net asset value per share	$34.19

See accompanying Notes to Financial Statements.

3

FPA Queens Road Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2024 (Unaudited)

Investment income:
Dividends	$384,843
Interest	84,455
Total investment income	469,298

Expenses:
Advisory fees	235,783
Shareholder servicing fees (Note 7)	9,031
Fund services fees	28,535
Registration fees	26,273
Auditing fees	9,742
Shareholder reporting fees	8,866
Trustees' fees and expenses	8,255
Miscellaneous	6,193
Chief Compliance Officer fees	3,766
Insurance fees	3,602
Legal fees	2,311
Total expenses	342,357
Advisory fees waived	(181,032)
Net expenses	161,325
Net investment income (loss)	307,973

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	-
Total realized gain (loss)	-
Net change in unrealized appreciation (depreciation) on:
Investments	5,073,196
Net change in unrealized appreciation (depreciation)	5,073,196
Net realized and unrealized gain (loss)	5,073,196

Net Increase (Decrease) in Net Assets from Operations	$5,381,169

See accompanying Notes to Financial Statements.

4

FPA Queens Road Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$307,973	$525,974
Total realized gain (loss) on investments	-	1,892,159
Net change in unrealized appreciation (depreciation) on investments	5,073,196	7,777,270
Net increase (decrease) in net assets resulting from operations	5,381,169	10,195,403

Distributions to Shareholders:
Distributions	-	(1,035,489)
Total distributions to shareholders	-	(1,035,489)

Capital Transactions:
Net proceeds from shares sold	8,035,290	10,385,173
Reinvestment of distributions	-	1,031,594
Cost of shares redeemed	(4,466,096)	(4,838,357)
Net increase (decrease) in net assets from capital transactions	3,569,194	6,578,410

Total increase (decrease) in net assets	8,950,363	15,738,324

Net Assets:
Beginning of period	47,467,593	31,729,269
End of period	$56,417,956	$47,467,593
Capital Share Transactions:
Shares sold	246,630	351,663
Shares reinvested	-	38,363
Shares redeemed	(141,979)	(173,992)
Net increase (decrease) in capital share transactions	104,651	216,034

See accompanying Notes to Financial Statements.

5

FPA Queens Road Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2024	For the Year Ended May 31,
	(Unaudited)	2024	2023[1]	2022[1]	2021[1]	2020[2]
Net asset value, beginning of period	$30.71	$23.86	$24.37	$29.21	$22.45	$22.67

Income from Investment Operations:
Net investment income[3]	0.20	0.39	0.36	0.32	0.39	0.43
Net realized and unrealized gain (loss)	3.28	7.26	(0.20)	(0.63)	7.99	0.20
Total from investment operations	3.48	7.65	0.16	(0.31)	8.38	0.63

Less Distributions:
From net investment income	-	(0.35)	(0.36)	(0.37)	(0.48)	(0.37)
From net realized gains	-	(0.45)	(0.31)	(4.16)	(1.14)	(0.48)
Total distributions	-	(0.80)	(0.67)	(4.53)	(1.62)	(0.85)
Net asset value, end of period	$34.19	$30.71	$23.86	$24.37	$29.21	$22.45

Total return[4]	11.33%[5]	32.53%	0.65%	(2.19)%	38.62%	2.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,418	$47,468	$31,729	$34,335	$41,935	$34,580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.38%[6]	1.61%	2.10%	1.95%	1.43%	0.95%
After fees waived and expenses absorbed	0.65%[6]	0.65%	0.65%	0.65%	0.77%[7]	0.95%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.51%[6]	0.47%	0.04%	(0.18)%	0.89%	1.84%
After fees waived and expenses absorbed	1.24%[6]	1.43%	1.49%	1.12%	1.55%	1.84%

Portfolio turnover rate	0%[5]	9%	0%	4%	0%	1%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Cohen & Company, Ltd.
[3]	Based on average shares outstanding for the period.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Effective November 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.65%. Prior to November 1, 2020, the Fund had a unitary fee structure that limited annual operating expenses to 0.95%.

See accompanying Notes to Financial Statements.

6

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited)

Note 1 – Organization

FPA Queens Road Value Fund (the “Fund”) is a diversified series of Investment Managers Series Trust III (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital growth. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since November 1, 2020.

On July 28, 2023, the Fund acquired the assets and assumed the liabilities of FPA Queens Road Value Fund, a series of Bragg Capital Trust, (the “Predecessor Fund”) in a tax-free reorganization pursuant to the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trust’s Board and by the Predecessor Fund’s Board on May 8, 2023. The tax-free reorganization was accomplished on July 28, 2023. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value as noted below:

Shares Issued	Net Assets
1,309,954	$34,362,082

The net unrealized appreciation of investments transferred was $22,847,187 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

7

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of November 30, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

8

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(f) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.95% of the Fund’s average daily net assets. The Adviser engages Bragg Financial Advisors, Inc. (the “Sub-Adviser”) to manage the Fund and pays the Sub-Adviser from its advisory fees.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) do not exceed 0.65% of the average daily net assets. This agreement is in effect until September 30, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. For the six months ended November 30, 2024, the Adviser waived a portion of its advisory fees totaling $181,032.

These expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. Similarly, the Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the Adviser to the Predecessor Fund prior to the Predecessor Fund's reorganization on July 28, 2023 for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund’s Board of Trustees (the “Board”), upon written notice to the adviser. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. As of November 30, 2024, the Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than the dates as outlined below:

May 31, 2025	$291,306
May 31, 2026	474,577
May 31, 2027	354,046
May 31, 2028	181,032
Total	$1,300,961

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended November 30, 2024 are reported on the Statement of Operations.

9

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, serves as the Fund’s distributor. The Adviser paid the fees for the Fund’s distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six months ended November 30, 2024, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

On December 26, 2023, the Fund’s Board of Trustees approved to adopt a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2024 are reported on the Statement of Operations.

Note 4 – ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. This fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in-kind policies described under “Other Shareholder Services” below. The Fund’s Board of Trustees has approved the Fund’s use of the ReFlow program.  During the six months ended November 30, 2024, the Fund did not participate in the ReFlow liquidity program.

10

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

Note 5 – Federal Income Taxes

At November 30, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$23,078,358

Gross unrealized appreciation	$34,131,490
Gross unrealized depreciation	(793,535)

Net unrealized appreciation/(depreciation)	$33,337,955

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 6 – Investment Transactions

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term investments, were $0 and $0, respectively.

Note 7 – Shareholder Servicing Plan

On April 16, 2024, the Board of Trustees of the Trust (the “Board”) approved a Shareholder Service Plan. Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets attributable to shares of the Fund. The adoption of the Shareholder Service Plan does not constitute a change to the current fees being paid by Fund shareholders. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the six months ended November 30, 2024, the Fund’s shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

11

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Common Stocks*	$49,457,537	$-	$-	$49,457,537
Short-Term Investments	6,958,776	-	-	6,958,776
Total	$56,416,313	$-	$-	$56,416,313

*	All sub-categories within Common Stocks represent Level 1 investments. See Schedule of Investments for industry categories.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the six months ended November 30, 2024.

The Fund did not hold derivatives as of November 30, 2024.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

12

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024 (Unaudited)

Note 11 – New Accounting Pronouncements

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and exchange-traded funds (“ETFs”) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Certain information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Effective on or about December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC will complete its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor will change its name to Distribution Services, LLC.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)  (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)  (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)  (4) Not Applicable.

(a)  (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	2/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	2/7/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	2/7/2025